Expense Example	Sep. 10, 2025 USD ($)
City Different Investments SMID Cap Core Equity ETF | City Different Investments SMID Cap Core Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
City Different Investments Global Equity ETF | City Different Investments Global Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 240